Derivatives - Summary of Derivative Currency Swap Contract List (Details) - 12 months ended Dec. 31, 2025 - Currency swap contracts
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	USD ($)	HKD ($)	CHF (SFr)	EUR (€)	SEK (kr)
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Derivative, Term of Contract	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029
Contract Amount Pay	₩ 102,470
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7
Contract Interest rate Pay 1	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%
Contract Interest Rate Receive 1	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027
Contract Amount Pay	₩ 21,708
Contract Amount Receive | $		$ 19,417
Contract exchange rate	1,118	1,118	1,118	1,118	1,118	1,118
Contract Interest rate Pay 1	5.04%	5.04%	5.04%	5.04%	5.04%	5.04%
Contract Interest Rate Receive 1	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 76,355
Contract Amount Receive | $		$ 70,445
Contract exchange rate	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9
Contract Interest rate Pay 1	5.83%	5.83%	5.83%	5.83%	5.83%	5.83%
Contract Interest Rate Receive 1	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 118,170
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7
Contract Interest rate Pay 1	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Contract Interest Rate Receive 1	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 118,170
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7
Contract Interest rate Pay 1	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Contract Interest Rate Receive 1	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 118,170
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7
Contract Interest rate Pay 1	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Contract Interest Rate Receive 1	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 128,600
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286
Contract Interest rate Pay 1	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%
Contract Interest Rate Receive 1	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 128,600
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286
Contract Interest rate Pay 1	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%
Contract Interest Rate Receive 1	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 128,600
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286
Contract Interest rate Pay 1	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%
Contract Interest Rate Receive 1	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 283,820
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Contract Interest rate Pay 1	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Contract Interest rate Pay 1	4.68%	4.68%	4.68%	4.68%	4.68%	4.68%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Contract Interest rate Pay 1	4.68%	4.68%	4.68%	4.68%	4.68%	4.68%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Contract Interest rate Pay 1	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028
Contract Amount Pay	₩ 283,820
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Contract Interest rate Pay 1	5.12%	5.12%	5.12%	5.12%	5.12%	5.12%
Contract Interest Rate Receive 1	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Contract Interest rate Pay 1	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Contract Interest Rate Receive 1	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 256,000
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Contract Interest rate Pay 1	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 192,000
Contract Amount Receive | $		$ 150,000
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Contract Interest rate Pay 1	3.99%	3.99%	3.99%	3.99%	3.99%	3.99%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 128,000
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Contract Interest rate Pay 1	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 256,000
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Contract Interest rate Pay 1	4.04%	4.04%	4.04%	4.04%	4.04%	4.04%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 128,000
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Contract Interest rate Pay 1	4.04%	4.04%	4.04%	4.04%	4.04%	4.04%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 128,000
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Contract Interest rate Pay 1	4.04%	4.04%	4.04%	4.04%	4.04%	4.04%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 192,000
Contract Amount Receive | $		$ 150,000
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Contract Interest rate Pay 1	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 133,060
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Contract Interest rate Pay 1	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest Rate Receive 1	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 133,060
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Contract Interest rate Pay 1	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest Rate Receive 1	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 864,890
Contract Amount Receive | $		$ 650,000
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Contract Interest rate Pay 1	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest Rate Receive 1	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 133,060
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Contract Interest rate Pay 1	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest Rate Receive 1	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 133,060
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Contract Interest rate Pay 1	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest Rate Receive 1	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 199,590
Contract Amount Receive | $		$ 150,000
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Contract Interest rate Pay 1	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest Rate Receive 1	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034
Contract Amount Pay	₩ 138,010
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1
Contract Interest rate Pay 1	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%
Contract Interest Rate Receive 1	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034
Contract Amount Pay	₩ 138,010
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1
Contract Interest rate Pay 1	3.69%	3.69%	3.69%	3.69%	3.69%	3.69%
Contract Interest Rate Receive 1	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034
Contract Amount Pay	₩ 119,958
Contract Amount Receive | $		$ 86,920
Contract exchange rate	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1
Contract Interest rate Pay 1	3.74%	3.74%	3.74%	3.74%	3.74%	3.74%
Contract Interest Rate Receive 1	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2025~2030	2025~2030	2025~2030	2025~2030	2025~2030	2025~2030
Contract Amount Pay	₩ 146,320
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2
Contract Interest rate Pay 1	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%
Contract Interest Rate Receive 1	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2025~2030	2025~2030	2025~2030	2025~2030	2025~2030	2025~2030
Contract Amount Pay	₩ 438,960
Contract Amount Receive | $		$ 300,000
Contract exchange rate	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2
Contract Interest rate Pay 1	3.21%	3.21%	3.21%	3.21%	3.21%	3.21%
Contract Interest Rate Receive 1	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028
Contract Amount Pay	₩ 292,640
Contract Amount Receive | $		$ 200,000
Contract Interest rate Receive	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%
Contract exchange rate	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2
Contract Interest rate Pay 1	2.99%	2.99%	2.99%	2.99%	2.99%	2.99%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Derivative, Term of Contract	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028
Contract Amount Pay	₩ 219,480
Contract Amount Receive | $		$ 150,000
Contract Interest rate Receive	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%
Contract exchange rate	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2
Contract Interest rate Pay 1	2.99%	2.99%	2.99%	2.99%	2.99%	2.99%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028
Contract Amount Pay	₩ 146,320
Contract Amount Receive | $		$ 100,000
Contract Interest rate Receive	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%
Contract exchange rate	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2
Contract Interest rate Pay 1	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028
Contract Amount Pay	₩ 73,160
Contract Amount Receive | $		$ 50,000
Contract Interest rate Receive	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%
Contract exchange rate	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2
Contract Interest rate Pay 1	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028
Contract Amount Pay	₩ 146,320
Contract Amount Receive | $		$ 100,000
Contract Interest rate Receive	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%
Contract exchange rate	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2	1,463.2
Contract Interest rate Pay 1	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Contract Interest rate Pay 1	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Contract Interest Rate Receive 1	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Contract Interest rate Pay 1	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Contract Interest Rate Receive 1	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Contract Interest rate Pay 1	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Contract Interest Rate Receive 1	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028
Contract Amount Pay	₩ 108,600
Contract Amount Receive | $			$ 800,000
Contract exchange rate	135.75	135.75	135.75	135.75	135.75	135.75
Contract Interest rate Pay 1	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%
Contract Interest Rate Receive 1	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028
Contract Amount Pay	₩ 115,388
Contract Amount Receive | $			$ 850,000
Contract exchange rate	135.75	135.75	135.75	135.75	135.75	135.75
Contract Interest rate Pay 1	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%
Contract Interest Rate Receive 1	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027
Contract Amount Pay	₩ 119,978
Contract Amount Receive | SFr				SFr 100,000
Contract exchange rate	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78
Contract Interest rate Pay 1	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Contract Interest Rate Receive 1	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 222,800
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114
Contract Interest rate Pay 1	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest Rate Receive 1	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 111,400
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114
Contract Interest rate Pay 1	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Contract Interest Rate Receive 1	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 111,399
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114
Contract Interest rate Pay 1	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest Rate Receive 1	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 111,400
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114
Contract Interest rate Pay 1	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest Rate Receive 1	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 262,000
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Contract Interest rate Pay 1	3.62%	3.62%	3.62%	3.62%	3.62%	3.62%
Contract Interest Rate Receive 1	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 131,000
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Contract Interest rate Pay 1	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Contract Interest Rate Receive 1	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 131,000
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Contract Interest rate Pay 1	3.62%	3.62%	3.62%	3.62%	3.62%	3.62%
Contract Interest Rate Receive 1	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 131,000
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Contract Interest rate Pay 1	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Contract Interest Rate Receive 1	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 262,000
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Contract Interest rate Pay 1	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Contract Interest Rate Receive 1	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea
Derivative, Term of Contract	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032
Contract Amount Pay	₩ 349,829
Contract Amount Receive | $			$ 1,935,000
Contract exchange rate	180.79	180.79	180.79	180.79	180.79	180.79
Contract Interest rate Pay 1	4.87%	4.87%	4.87%	4.87%	4.87%	4.87%
Contract Interest Rate Receive 1	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032
Contract Amount Pay	₩ 75,194
Contract Amount Receive | $			$ 415,000
Contract exchange rate	181.19	181.19	181.19	181.19	181.19	181.19
Contract Interest rate Pay 1	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Contract Interest Rate Receive 1	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea
Derivative, Term of Contract	2023~2030	2023~2030	2023~2030	2023~2030	2023~2030	2023~2030
Contract Amount Pay	₩ 172,982
Contract Amount Receive | $			$ 1,037,000
Contract exchange rate	166.81	166.81	166.81	166.81	166.81	166.81
Contract Interest rate Pay 1	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Contract Interest Rate Receive 1	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028
Contract Amount Pay	₩ 128,940
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4
Contract Interest rate Pay 1	3.73%	3.73%	3.73%	3.73%	3.73%	3.73%
Contract Interest Rate Receive 1	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028
Contract Amount Pay	₩ 128,940
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4
Contract Interest rate Pay 1	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%
Contract Interest Rate Receive 1	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028
Contract Amount Pay	₩ 257,880
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4
Contract Interest rate Pay 1	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%
Contract Interest Rate Receive 1	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028
Contract Amount Pay	₩ 128,940
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4
Contract Interest rate Pay 1	3.69%	3.69%	3.69%	3.69%	3.69%	3.69%
Contract Interest Rate Receive 1	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Contract Interest rate Pay 1	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
Contract Interest Rate Receive 1	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Contract Interest rate Pay 1	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
Contract Interest Rate Receive 1	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Contract Interest rate Pay 1	3.16%	3.16%	3.16%	3.16%	3.16%	3.16%
Contract Interest Rate Receive 1	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Contract Interest rate Pay 1	3.17%	3.17%	3.17%	3.17%	3.17%	3.17%
Contract Interest Rate Receive 1	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Contract Interest rate Pay 1	3.19%	3.19%	3.19%	3.19%	3.19%	3.19%
Contract Interest Rate Receive 1	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Derivative, Term of Contract	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028	2025~2028
Contract Amount Pay	₩ 218,963
Contract Amount Receive | $			$ 1,166,000
Contract exchange rate	187.79	187.79	187.79	187.79	187.79	187.79
Contract Interest rate Pay 1	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%
Contract Interest Rate Receive 1	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2025~2030	2025~2030	2025~2030	2025~2030	2025~2030	2025~2030
Contract Amount Pay	₩ 556,560
Contract Amount Receive | $		$ 400,000
Contract Interest rate Receive	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%
Contract exchange rate	1,391.4	1,391.4	1,391.4	1,391.4	1,391.4	1,391.4
Contract Interest rate Pay 1	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2025~2030	2025~2030	2025~2030	2025~2030	2025~2030	2025~2030
Contract Amount Pay	₩ 139,140
Contract Amount Receive | $		$ 100,000
Contract Interest rate Receive	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%
Contract exchange rate	1,391.4	1,391.4	1,391.4	1,391.4	1,391.4	1,391.4
Contract Interest rate Pay 1	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1
Contract Interest rate Pay 1	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Contract Interest Rate Receive 1	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1
Contract Interest rate Pay 1	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Contract Interest Rate Receive 1	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1
Contract Interest rate Pay 1	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Contract Interest Rate Receive 1	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Amount Pay	₩ 52,457
Contract Amount Receive | €					€ 40,000
Contract exchange rate	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42
Contract Interest rate Pay 1	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Contract Interest Rate Receive 1	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Amount Pay	₩ 59,423
Contract Amount Receive | kr						kr 450,000
Contract exchange rate	132.05	132.05	132.05	132.05	132.05	132.05
Contract Interest rate Pay 1	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest Rate Receive 1	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 114,230
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3
Contract Interest rate Pay 1	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Contract Interest Rate Receive 1	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 114,230
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3
Contract Interest rate Pay 1	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Contract Interest Rate Receive 1	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 114,230
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3
Contract Interest rate Pay 1	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Contract Interest Rate Receive 1	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 123,710
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1
Contract Interest rate Pay 1	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%
Contract Interest Rate Receive 1	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 123,710
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1
Contract Interest rate Pay 1	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%
Contract Interest Rate Receive 1	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 123,710
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1
Contract Interest rate Pay 1	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%
Contract Interest Rate Receive 1	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 220,600
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,103	1,103	1,103	1,103	1,103	1,103
Contract Interest rate Pay 1	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Contract Interest Rate Receive 1	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 220,600
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,103	1,103	1,103	1,103	1,103	1,103
Contract Interest rate Pay 1	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Contract Interest Rate Receive 1	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 55,150
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,103	1,103	1,103	1,103	1,103	1,103
Contract Interest rate Pay 1	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Contract Interest Rate Receive 1	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 132,930
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3
Contract Interest rate Pay 1	4.07%	4.07%	4.07%	4.07%	4.07%	4.07%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 132,930
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3
Contract Interest rate Pay 1	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 132,930
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3
Contract Interest rate Pay 1	4.07%	4.07%	4.07%	4.07%	4.07%	4.07%
Contract Interest Rate Receive 1	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028
Contract Amount Pay	₩ 259,000
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,295	1,295	1,295	1,295	1,295	1,295
Contract Interest rate Pay 1	3.83%	3.83%	3.83%	3.83%	3.83%	3.83%
Contract Interest Rate Receive 1	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028
Contract Amount Pay	₩ 129,500
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,295	1,295	1,295	1,295	1,295	1,295
Contract Interest rate Pay 1	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%
Contract Interest Rate Receive 1	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Derivative, Term of Contract	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028
Contract Amount Pay	₩ 64,750
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,295	1,295	1,295	1,295	1,295	1,295
Contract Interest rate Pay 1	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%
Contract Interest Rate Receive 1	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2025~2031	2025~2031	2025~2031	2025~2031	2025~2031	2025~2031
Contract Amount Pay	₩ 142,900
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,429	1,429	1,429	1,429	1,429	1,429
Contract Interest rate Pay 1	2.93%	2.93%	2.93%	2.93%	2.93%	2.93%
Contract Interest Rate Receive 1	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2025~2031	2025~2031	2025~2031	2025~2031	2025~2031	2025~2031
Contract Amount Pay	₩ 142,900
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,429	1,429	1,429	1,429	1,429	1,429
Contract Interest rate Pay 1	2.93%	2.93%	2.93%	2.93%	2.93%	2.93%
Contract Interest Rate Receive 1	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2025~2031	2025~2031	2025~2031	2025~2031	2025~2031	2025~2031
Contract Amount Pay	₩ 71,450
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,429	1,429	1,429	1,429	1,429	1,429
Contract Interest rate Pay 1	2.94%	2.94%	2.94%	2.94%	2.94%	2.94%
Contract Interest Rate Receive 1	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Derivative, Term of Contract	2025~2031	2025~2031	2025~2031	2025~2031	2025~2031	2025~2031
Contract Amount Pay	₩ 71,450
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,429	1,429	1,429	1,429	1,429	1,429
Contract Interest rate Pay 1	2.94%	2.94%	2.94%	2.94%	2.94%	2.94%
Contract Interest Rate Receive 1	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%